Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. On an ongoing basis, we evaluate our estimates, assumptions and judgments. The most important of these relate to revenue recognition; the allowances for doubtful accounts and sales returns; accounting for deferred costs; accounting for internally developed software; the valuation of goodwill and intangible assets; accounting for business combinations, including contingent consideration; accounting for stock-based compensation; accounting for derivative instruments; accounting for income taxes and related valuation allowances; and loss contingencies. We base our estimates on historical experience, market participant fair value considerations, projected future cash flows, and various other factors that are believed to be reasonable under the circumstances. Actual amounts could differ significantly from these estimates.

Basis of Consolidation
Basis of Consolidation
The consolidated financial statements include our accounts and those of our wholly-owned domestic and foreign subsidiaries. Intercompany transactions and balances have been eliminated.

Recasting of Prior Period Information [Policy Text Block]
Recasting of Prior Period Financial Information
In October 2015, we reorganized the organizational management and oversight of our Dragon Consumer ("DNS") business, which was previously reported within our Mobile segment and has now been moved into our Healthcare segment, as well as the early adoption, and retrospective application of Accounting Standards Update ("ASU") No. 2015-17, "Balance Sheet Classification of Deferred Taxes." Accordingly, prior period financial information has been recast to conform to the current period presentation. These changes impacted the consolidated balance sheets, Note 2 – Summary of Significant Accounting Policies, Note 4 – Goodwill and Intangible Assets, Note 18 – Income Taxes and Note 19 – Segment and Geographic Information and Significant Customers, with no impact on consolidated net income or cash flows in any period.

Revenue Recognition
Revenue Recognition
We derive revenue from the following sources: (1) software license agreements, including royalty and other usage-based arrangements, (2) professional services, (3) hosting services and (4) post-contract customer support ("PCS"). Our hosting services are generally provided through on-demand, usage-based or per transaction fee arrangements. Generally, we recognize revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the fee is fixed or determinable and (iv) collectibility is probable. Our revenue recognition policies for these revenue streams are discussed below.

The sale and/or license of software solutions and technology is deemed to have occurred when a customer either has taken possession of or has access to take immediate possession of the software or technology. In select situations, we sell or license intellectual property in conjunction with, or in place of, embedding our intellectual property in software. We also have non-software arrangements including hosting services where the customer does not take possession of the software at the outset of the arrangement either because they have no contractual right to do so or because significant penalties preclude them from doing so.

Revenue from royalties on sales of our software products by original equipment manufacturers (“OEMs”), where no services are included, is recognized in the quarter earned so long as we have been notified by the OEM that such royalties are due, and provided that all other revenue recognition criteria are met.

Software arrangements generally include PCS, which includes telephone support and the right to receive unspecified upgrades/enhancements on a when-and-if-available basis, typically for one to five years. Revenue from PCS is generally recognized ratably on a straight-line basis over the term that the maintenance service is provided. When PCS renews automatically, we provide a reserve based on historical experience for contracts expected to be canceled for non-payment. All known and estimated cancellations are recorded as a reduction to revenue and accounts receivable.

For our software and software-related multiple element arrangements, where customers purchase both software related products and software related services, we use vendor-specific objective evidence (“VSOE”) of fair value for software and software-related services to separate the elements and account for them separately. VSOE exists when a company can support what the fair value of its software and/or software-related services is based on evidence of the prices charged when the same elements are sold separately. For the undelivered elements, VSOE of fair value is required in order to separate the accounting for various elements in a software and related services arrangement. We have established VSOE of fair value for the majority of our PCS, professional services, and training.

When we provide professional services considered essential to the functionality of the software, we recognize revenue from the professional services as well as any related software licenses on a percentage-of-completion basis whereby the arrangement consideration is recognized as the services are performed, as measured by an observable input. In these circumstances, we separate license revenue from professional service revenue for income statement presentation by allocating VSOE of fair value of the professional services as professional services and hosting revenue and the residual portion as product and licensing revenue. We generally determine the percentage-of-completion by comparing the labor hours incurred to-date to the estimated total labor hours required to complete the project. We consider labor hours to be the most reliable, available measure of progress on these projects. Adjustments to estimates to complete are made in the periods in which facts resulting in a change become known. When the estimate indicates that a loss will be incurred, such loss is recorded in the period identified. Significant judgments and estimates are involved in determining the percent complete of each contract. Different assumptions could yield materially different results.

We offer some of our products via a Software-as-a-Service ("SaaS") model also known as a hosted model. In this type of arrangement, we are compensated in three ways: (1) fees for up-front set-up of the service environment (2) fees charged on a usage or per transaction basis, and (3) fees charged for on-demand service. Our up-front set-up fees are nonrefundable. We recognize the up-front set-up fees ratably over the longer of the contract lives or the expected lives of the customer relationships. The on-demand, usage-based or per transaction fees are due and payable as each individual transaction is processed through the hosted service and is recognized as revenue in the period the services are provided. The on-demand service fees are recognized ratably over our estimate of the useful life of devices on which the hosted service is provided.

We enter into multiple-element arrangements that may include a combination of our various software related and non-software related products and services offerings including software licenses, PCS, professional services, and our hosting services. In such arrangements, we allocate total arrangement consideration to software or software-related elements and any non-software element separately based on the selling price hierarchy group following our policies. We determine the selling price for each deliverable using VSOE of selling price, if it exists, or Third Party Evidence (“TPE”) of selling price. Typically, we are unable to determine TPE of selling price. Therefore, when neither VSOE nor TPE of selling price exist for a deliverable, we use our Estimate of Selling Price (“ESP”) for the purposes of allocating the arrangement consideration. We determine ESP for a product or service by considering multiple factors including, but not limited to, major project groupings, market conditions, competitive landscape, price list and discounting practices. Revenue allocated to each element is then recognized when the basic revenue recognition criteria are met for each element.

When products are sold through distributors or resellers, title and risk of loss generally passes upon shipment, at which time the transaction is invoiced and payment is due. Shipments to distributors and resellers without right of return are recognized as revenue upon shipment, provided all other revenue recognition criteria are met. Certain distributors and resellers have been granted rights of return for as long as the distributors or resellers hold the inventory. We cannot use historical returns from these distributors and resellers as a basis upon which to estimate future sales returns. As a result, we recognize revenue from sales to these distributors and resellers when the products are sold through to retailers and end-users.

When products are sold directly to retailers or end-users, we make an estimate of sales returns based on historical experience. The provision for these estimated returns is recorded as a reduction of revenue and accounts receivable at the time that the related revenue is recorded. If actual returns differ significantly from our estimates, such differences could have a material impact on our results of operations for the period in which the actual returns become known.

We record consideration given to a reseller as a reduction of revenue to the extent we have recorded cumulative revenue from the customer or reseller. However, when we receive an identifiable benefit in exchange for the consideration, and can reasonably estimate the fair value of the benefit received, the consideration is recorded as an operating expense.

We record reimbursements received for out-of-pocket expenses as revenue, with offsetting costs recorded as cost of revenue. Out-of-pocket expenses generally include, but are not limited to, expenses related to transportation, lodging and meals. We record shipping and handling costs billed to customers as revenue with offsetting costs recorded as cost of revenue.

Business Combinations
Business Combinations
We determine and allocate the purchase price of an acquired company to the tangible and intangible assets acquired and liabilities assumed as of the business combination date. Results of operations and cash flows of acquired companies are included in our operating results from the date of acquisition. The purchase price allocation process requires us to use significant estimates and assumptions, including fair value estimates, as of the business combination date including:

•	estimated fair values of intangible assets;

•	estimated fair values of legal performance commitments to customers, assumed from the acquiree under existing contractual obligations (classified as deferred revenue);

•	estimated fair values of stock awards assumed from the acquiree that are included in the purchase price;

•	estimated fair value of required payments under contingent consideration provisions;

•	estimated income tax assets and liabilities assumed from the acquiree; and

•	estimated fair value of pre-acquisition contingencies assumed from the acquiree.
The fair value of any contingent consideration is established at the acquisition date and included in the total purchase price. The contingent consideration is then adjusted to fair value as an increase or decrease in current earnings included in acquisition-related costs, net in each reporting period.
While we use our best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the business combination date, our estimates and assumptions are inherently uncertain and subject to refinement. As a result, during the purchase price allocation period, which is generally one year from the business combination date, we record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. For changes in the valuation of intangible assets between preliminary and final purchase price allocation, the related amortization is adjusted effective from the acquisition date. Subsequent to the purchase price allocation period, any adjustment to assets acquired or liabilities assumed is included in operating results in the period in which the adjustment is determined.

Goodwill and Indefinite-Lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but rather the carrying amounts of these assets are reviewed for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Goodwill is tested for impairment based on a comparison of the fair value of our reporting units to their recorded carrying values. The test consists of a two-step process. The first step is the comparison of the fair value to the carrying value of the reporting unit to determine if the carrying value exceeds the fair value. The second step measures the amount of an impairment loss and is only performed if the carrying value exceeds the fair value of the reporting unit. Our annual impairment assessment date is July 1 of each fiscal year. We have six reporting units based on the level of information provided to, and review thereof, by our segment management.

We determine fair values for each of the reporting units based on consideration of the income approach, the market comparable approach and the market transaction approach. For purposes of the income approach, fair value is determined based on the present value of estimated future after-tax cash flows, discounted at an appropriate risk adjusted rate. We use our internal forecasts to estimate future after-tax cash flows and include an estimate of long-term future growth rates based on our most recent views of the long-term outlook for each reporting unit, which we believe are consistent with other market participants. Actual results may differ from those assumed in our forecasts. We derive our discount rates using a capital asset pricing model and analyzing published rates for industries relevant to our reporting units to estimate the weighted average cost of capital. We use discount rates that are commensurate with the risks and uncertainty inherent in the respective businesses and in our internally developed forecasts. Discount rates used in our reporting unit valuations ranged from 10.6% to 15.2%. For purposes of the market approach, we use a valuation technique in which values are derived based on market prices of comparable publicly traded companies. We also use a market based valuation technique in which values are determined based on relevant observable information generated by market transactions involving comparable businesses. We assess each valuation methodology based upon the relevance and availability of the data at the time we perform the valuation and weight the methodologies appropriately.
The carrying values of the reporting units were determined based on an allocation of our assets and liabilities, through specific allocation of certain assets and liabilities, to the reporting units and an apportionment method based on relative size of the reporting units’ revenues and operating expenses compared to our total revenues and operating expenses. Goodwill was initially allocated to our reporting units based on the relative fair value of the units at the date we implemented the current reporting unit structure. Goodwill subsequently acquired through acquisitions is allocated to the applicable reporting unit based upon the relative fair value of the acquired business. Certain corporate assets and liabilities that are not instrumental to the reporting units’ operations and would not be transferred to hypothetical purchasers of the reporting units were excluded from the reporting units’ carrying values.

Long-Lived Assets
Long-Lived Assets
Our long-lived assets consist principally of acquired intangible assets, internally developed software, land, and building and equipment. Internally developed software consists of capitalized costs incurred during the application development stage, which include costs to design the software configuration and interfaces, coding, installation and testing. Costs incurred during the preliminary project stage, along with post-implementation stages of internally developed software, are expensed as incurred. Internally developed software costs that have been capitalized are typically amortized over the estimated useful life, beginning with the date that an asset is ready for its intended use. Land, building and equipment are stated at cost. Building and equipment are depreciated over their estimated useful lives. Leasehold improvements are depreciated over the shorter of the related lease term or the estimated useful life. Depreciation is computed using the straight-line method. Repair and maintenance costs are expensed as incurred. The cost and related accumulated depreciation of sold or retired assets are removed from the accounts and any gain or loss is included in operations.
We include in our amortizable intangible assets those intangible assets acquired in our business and asset acquisitions, including certain technology that is licensed from third parties. We amortize acquired intangible assets with finite lives over the estimated economic lives of the assets, generally using the straight-line method except where the pattern of the expected economic benefit is readily identifiable, primarily customer relationship intangibles, whereby amortization follows that pattern. Each period, we evaluate the estimated remaining useful life of acquired and licensed intangible assets, as well as land, buildings and equipment, to determine whether events or changes in circumstances warrant a revision to the remaining period of depreciation or amortization.
We evaluate long-lived assets for impairment whenever events or changes in circumstances indicate the carrying value of an asset or asset group may not be recoverable. We assess the recoverability of the asset or asset group based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the assets plus net proceeds expected from disposition of the assets, if any, are less than the carrying value of the assets. Estimating the future cash flows of an asset or asset group involves the use of significant estimates and assumptions. These estimates and assumptions include revenue growth rates and operating margins used to calculate projected future cash flows, as well as future economic and market conditions. If an asset or asset group is deemed to be impaired, the amount of the impairment loss, if any, represents the excess of the asset or asset group’s carrying value compared to its estimated fair value.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents consists of cash on hand, including money market funds and time deposits with original maturities of 90 days or less.
Marketable Securities and Minority Investments
Marketable Securities and Minority Investments
Marketable Securities:  Marketable securities consist of time deposits and high-quality corporate debt instruments with stated maturities of more than 90 days. Investments are classified as available-for-sale and are recorded on the balance sheet at fair value with unrealized gains or losses reported as a separate component of accumulated other comprehensive income, net of tax. As of September 30, 2015, the total cost basis of our marketable securities was $57.2 million.
Minority Investment:  We record investments in other companies, where we do not have a controlling interest or significant influence in the equity investment, at cost within other assets in our consolidated balance sheet. We review our investments for impairment whenever declines in estimated fair value are deemed to be other-than-temporary.

Accounts Receivable Allowances
Accounts Receivable Allowances
Allowances for Doubtful Accounts:  We maintain an allowance for doubtful accounts for the estimated probable losses on uncollectible accounts receivable. The allowance is based upon the credit worthiness of our customers, our historical experience, the age of the receivable and current market and economic conditions. Receivables are written off against these allowances in the period they are determined to be uncollectible.
Allowances for Sales Returns:  We maintain an allowance for sales returns from customers for which we have the ability to estimate returns based on historical experience. The returns allowance is recorded as a reduction in revenue and accounts receivable at the time the related revenue is recorded. Receivables are written off against the allowance in the period the return is received.
For the years ended September 30, 2015, 2014 and 2013, the activity related to accounts receivable allowances was as follows (dollars in thousands):

	Allowance for Doubtful Accounts	Allowance for Sales Returns
Balance at September 30, 2012	$6,933	$9,868
Bad debt provision	4,781	—
Write-offs, net of recoveries	(3,185)	—
Revenue adjustments, net	—	(4,208)
Balance at September 30, 2013	$8,529	$5,660
Bad debt provisions	3,917	—
Write-offs, net of recoveries	(955)	—
Revenue adjustments, net	—	4,268
Balance at September 30, 2014	$11,491	$9,928
Bad debt provisions	3,397	—
Write-offs, net of recoveries	(5,704)	—
Revenue adjustments, net	—	(1,756)
Balance at September 30, 2015	$9,184	$8,172

Inventories
Inventories
Inventories are stated at the lower of cost, computed using the first-in, first-out method, or market value and are included in other current assets. We regularly review inventory quantities on hand and record a provision for excess and/or obsolete inventory primarily based on future purchase commitments with our suppliers, and the estimated utility of our inventory as well as other factors including technological changes and new product development.
Inventories, net of allowances, consisted of the following (dollars in thousands):

	September 30, 2015	September 30, 2014
Components and parts	$6,850	$8,591
Finished products	2,144	3,862
Total Inventories	$8,994	$12,453

Accounting for Collaboration Agreements
Accounting for Collaboration Agreements
Healthcare Collaboration Agreement
We have a collaboration agreement with a large healthcare provider and under the terms of the agreement we have been reimbursed for certain research and development costs related to specified product development projects with the objective of commercializing the resulting products. All intellectual property derived from these research and development efforts will be owned by us. Upon product introduction, we will pay royalties to this party based on the actual sales. During fiscal year 2016, the party can elect to continue with the arrangement, receiving royalties on future sales, or receive a buy-out payment from us and forgo future royalties. Royalties paid to this party upon commercialization of any products from these development efforts will be recorded as a reduction to revenue. The buy-out payment is calculated based on a number of factors including the net cash flows received and paid by the parties, as well as a minimum return on those net cash flows. As of September 30, 2015 and September 30, 2014, the estimated maximum amount that would be payable if our partner were to elect to receive a buy-out at the option date is $6.5 million and $2.6 million, respectively, which was recorded as research and development costs and included in accrued expenses in our consolidated statements of operations.
Intellectual Property Collaboration Agreements
We entered into collaboration agreements in order to gain access to a third party’s extensive speech recognition technology, natural language technology, and semantic processing technology. Depending on the agreement, some or all intellectual property derived from these collaborations will be jointly owned by the two parties. For the majority of the developed intellectual property, we will have sole rights to commercialize such intellectual property for periods ranging between two to six years, depending on the agreement. Generally, the agreements call for annual payments in cash or shares of our common stock, at our election. We issued 0.2 million and 1.1 million shares of our common stock for payments totaling $3.8 million and $22.5 million in the fiscal years ending in 2014 and 2013, respectively. The final payments under the agreements were paid in fiscal year 2014 for $3.8 million. The payments are recorded as a prepaid asset when made and are expensed ratably over the contractual period. For the years ended September 30, 2015, 2014 and 2013, we have recognized $2.5 million, $19.7 million, and $20.6 million as research and development expense, respectively, related to these agreements in our consolidated statements of operations

Research and Development Costs
Research and Development Costs
Research and development costs related to software that is or will be sold or licensed externally to third-parties, or for which a substantive plan exists to sell or license such software in the future, incurred subsequent to the establishment of technological feasibility, but prior to the general release of the product, are capitalized and amortized to cost of revenue over the estimated useful life of the related products. We have determined that technological feasibility is reached shortly before the general release of our software products. Costs incurred after technological feasibility is established have not been material. We expense research and development costs as incurred.

Acquisition-Related Costs, net
Acquisition-Related Costs, net
Acquisition-related costs include costs related to business and other acquisitions, including potential acquisitions. These costs consist of (i) transition and integration costs, including retention payments, transitional employee costs and earn-out payments treated as compensation expense, as well as the costs of integration-related activities including services provided by third-parties; (ii) professional service fees, including third party costs related to the acquisitions, and legal and other professional service fees associated with disputes and regulatory matters related to acquired entities; and (iii) adjustments to acquisition-related items that are required to be marked to fair value each reporting period, such as contingent consideration, and other items related to acquisitions for which the measurement period has ended.
The components of acquisition-related costs, net are as follows (dollars in thousands):

	2015	2014	2013
Transition and integration costs	$10,071	$25,290	$28,302
Professional service fees	8,441	9,929	20,381
Acquisition-related adjustments	(4,133)	(11,001)	(18,998)
Total	$14,379	$24,218	$29,685

Fiscal years 2014 and 2013 transition and integration costs include acquisition related contingent payments that were accounted for as compensation expense. In addition, fiscal years 2014 and 2013 acquisition-related adjustments include income of $7.7 million and $17.8 million, respectively, related to the elimination of contingent liabilities established in the original allocation of purchase price for acquisitions closed in fiscal years 2008 and 2007, following the expiration of the applicable statute of limitations.

Advertising Costs
Advertising Costs
Advertising costs are expensed as incurred and are classified as sales and marketing expenses. Cooperative advertising programs reimburse customers for marketing activities for certain of our products, subject to defined criteria. Cooperative advertising obligations are accrued and expensed at the same time the related revenue is recognized. Cooperative advertising expenses are recorded as expense to the extent that an advertising benefit separate from the revenue transaction can be identified and the cash paid does not exceed the fair value of that advertising benefit received. Any excess of cash paid over the fair value of the advertising benefit received is recorded as a reduction in revenue. We incurred advertising costs of $32.1 million, $49.4 million and $52.1 million for fiscal years 2015, 2014 and 2013, respectively.

Convertible Debt
Convertible Debt
We separately account for the liability (debt) and equity (conversion option) components of our convertible debt instruments that require or permit settlement in cash upon conversion in a manner that reflects our nonconvertible debt borrowing rate at the time of issuance. The equity components of our convertible debt instruments are recorded to stockholders’ equity with an offsetting debt discount. The debt discount created is amortized to interest expense in our consolidated statement of operations using the effective interest method over the expected term of the convertible debt.

Income Taxes
Income Taxes
Effective October 1, 2015, we early adopted, and retroactively implemented Accounting Standards Update ("ASU") No. 2015-17, "Balance Sheet Classification of Deferred Taxes." Under this new guidance, we are required to present deferred tax assets and deferred tax liabilities, and any related valuation allowances, as noncurrent on our consolidated balance sheet. The requirements of this guidance have been applied retrospectively to all periods presented. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases. This method also requires the recognition of future tax benefits such as net operating loss carryforwards, to the extent that realization of such benefits is more likely than not after consideration of all available evidence. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the fiscal years in which those temporary differences are expected to be recovered or settled. We do not accrue tax for the repatriation of foreign earnings expected to be indefinitely reinvested offshore.
We regularly review our deferred tax assets for recoverability considering historical profitability, projected future taxable income, the expected timing of the reversals of existing temporary differences and tax planning strategies. In assessing the need for a valuation allowance, we consider both positive and negative evidence related to the likelihood of realization of the deferred tax assets. The weight given to the positive and negative evidence is commensurate with the extent to which the evidence may be objectively verified. If positive evidence regarding projected future taxable income, exclusive of reversing taxable temporary differences, existed it would be difficult for it to outweigh objective negative evidence of recent financial reporting losses. Generally, cumulative loss in recent years is a significant piece of negative evidence that is difficult to overcome in determining that a valuation allowance is not needed.
As of September 30, 2015 and 2014, valuation allowances have been established for all U.S. and for certain foreign deferred tax assets which we believe do not meet the “more likely than not” criteria for recognition. If we are subsequently able to utilize all or a portion of the deferred tax assets for which a valuation allowance has been established, then we may be required to recognize these deferred tax assets through the reduction of the valuation allowance which could result in a material benefit to our results of operations in the period in which the benefit is determined.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
For the purposes of comprehensive income (loss) disclosures, we do not record tax provisions or benefits for the net changes in the foreign currency translation adjustment, as we intend to reinvest undistributed earnings in our foreign subsidiaries permanently.
The components of accumulated other comprehensive income (loss), reflected in the consolidated statements of stockholders’ equity, consisted of the following (dollars in thousands):

	2015	2014	2013
Foreign currency translation adjustment	$(109,695)	$(19,851)	$7,788
Unrealized losses on marketable securities	(45)	—	—
Net unrealized losses on post-retirement benefits	(7,205)	(4,164)	(975)
Total	$(116,945)	$(24,015)	$6,813

Concentration of Risk
Concentration of Risk
Financial instruments that potentially subject us to significant concentrations of credit risk principally consist of cash, cash equivalents, marketable securities and trade accounts receivable. We place our cash and cash equivalents and marketable securities with financial institutions with high credit ratings. As part of our cash and investment management processes, we perform periodic evaluations of the credit standing of the financial institutions with whom we maintain deposits, and have not recorded any credit losses to-date. For trade accounts receivable, we perform ongoing credit evaluations of our customers’ financial condition and limit the amount of credit extended when deemed appropriate. At September 30, 2015 and 2014, no customer accounted for greater than 10% of our net accounts receivable balance or 10% of our revenue for fiscal years 2015, 2014 or 2013.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Financial instruments including cash equivalents, accounts receivable, and accounts payable are carried in the financial statements at amounts that approximate their fair value based on the short maturities of those instruments. Marketable securities and derivative instruments are carried at fair value. Refer to Note 9 for discussion of the fair value of our long-term debt.

Foreign Currency Translation
Foreign Currency Translation
We have significant foreign operations and transact business in various foreign currencies. In general, the functional currency of a foreign operation is the local country’s currency. Non-functional currency monetary balances are re-measured into the functional currency of the subsidiary with any related gain or loss recorded in other expense, net, in the accompanying consolidated statements of operations. Assets and liabilities of operations outside the United States ("U.S."), for which the functional currency is the local currency, are translated into United States dollars using period-end exchange rates. Revenues and expenses are translated at the average exchange rates in effect during each fiscal month during the year. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive loss in the accompanying consolidated balance sheets. Foreign currency transaction gains (losses) included in other expense, net for fiscal years 2015, 2014, and 2013 were $0.02 million, $0.9 million, and $(0.5) million, respectively.

Financial Instruments and Hedging Activities
Financial Instruments and Hedging Activities
We utilize derivative instruments to hedge specific financial risks including foreign exchange risk. We do not engage in speculative hedging activity. In order for us to account for a derivative instrument as a hedge, specific criteria must be met, including: (i) ensuring at the inception of the hedge that formal documentation exists for both the hedging relationship and the entity’s risk management objective and strategy for undertaking the hedge and (ii) at the inception of the hedge and on an ongoing basis, the hedging relationship is expected to be highly effective in achieving offsetting changes in fair value attributed to the hedged risk during the period that the hedge is designated. Further, an assessment of effectiveness is required whenever financial statements or earnings are reported. Absent meeting these criteria, changes in fair value are recognized in other expense, net, in the consolidated statements of operations. Once the underlying forecasted transaction is realized, the gain or loss from the derivative designated as a hedge of the transaction is reclassified from accumulated other comprehensive loss to the statement of operations, in the appropriate revenue or expense caption. Any ineffective portion of the derivatives designated as cash flow hedges is recognized in current earnings. We report cash flows arising from derivative financial instruments designated as fair value or cash flow hedges consistent with the classification of the cash flows from the underlying hedged items that these derivatives are hedging. Cash flows from derivatives that do not qualify as hedges are generally reported in cash flows from investing activities. Cash payments or cash receipts on security price guarantees related to changes in the price of our own stock as discussed in Note 10, are reported as cash flows from financing activities.

Accounting for Stock-Based Compensation
Accounting for Stock-Based Compensation
We account for stock-based compensation to employees and directors, including grants of employee stock options, purchases under employee stock purchase plans, and restricted awards through recognition of the fair value of the share-based awards as a charge against earnings in the form of stock-based compensation. We recognize stock-based compensation expense over the requisite service period, net of estimated forfeitures. We recognize benefits from stock-based compensation in equity using the with-and-without approach for the utilization of tax attributes.

Net Income (Loss) Per Share
Net Loss Per Share
The weighted-average number of common shares outstanding gives effect to all potentially dilutive common equivalent shares, including outstanding stock options and restricted stock, shares held in escrow, contingently issuable shares under earn-out agreements once earned, warrants, and potential issuance of stock upon conversion of our 2.75% and 1.50% Convertible Debentures. The convertible debentures are considered Instrument C securities due to the fact that only the excess of the conversion value on the date of conversion can be paid in our common shares; the principal portion of the conversion must be paid in cash. Therefore, only the shares of common stock potentially issuable with respect to the excess of the conversion value over its principal amount, if any, is considered as dilutive to the weighted average common shares calculation.
As of September 30, 2015, 2014 and 2013, diluted weighted average common shares outstanding is equal to basic weighted average common shares due to our net loss position. Common equivalent shares are excluded from the computation of diluted net loss per share if their effect is anti-dilutive. Potentially dilutive common equivalent shares aggregating to 10.7 million shares, 10.9 million shares and 13.6 million shares for the years ended September 30, 2015, 2014 and 2013, respectively, have been excluded from the computation of diluted net loss per share because their inclusion would be anti-dilutive.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board and are adopted by us as of the specified effective dates. Unless otherwise discussed, such pronouncements did not have or will not have a significant impact on our consolidated financial position, results of operations and cash flows or do not apply to our operations.
In September 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-16, "Simplifying the Accounting for Measurement-Period Adjustments" ("ASU 2015-16"). The new standard requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined and sets forth new disclosure requirements related to the adjustments. ASU 2015-16 is effective for us in the first quarter of fiscal year 2017. We do not believe that ASU 2015-16 will have a material impact on our consolidated financial statements.
In April 2015, the FASB issued ASU No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs" ("ASU 2015-03"). The amendments in the ASU 2015-03 require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. ASU 2015-03 is effective for us in the first quarter of fiscal year 2017, with early adoption permitted. ASU 2015-03 should be applied on a retrospective basis to each individual period presented. Upon implementation, the change in reporting debt issuance costs will require us to reclassify our deferred financing costs, which are $15.7 million and $19.0 million at September 30, 2015 and 2014, respectively, from an asset to a reduction of the reported debt balance. ASU 2015-03 will reduce our assets and liabilities but will have no impact on our shareholders' equity, results of operations or cash flows.
In February 2015, the FASB issued Accounting Standards Update No. 2015-02, “Amendments to the Consolidation Analysis” ("ASU 2015-02"). The amendments in ASU 2015-02 provide guidance on evaluating whether a company should consolidate certain legal entities. In accordance with the guidance, all legal entities are subject to reevaluation under the revised consolidation model. ASU 2015-02 is effective for us in the first quarter of fiscal year 2017 with early adoption permitted. We do not believe that ASU 2015-02 will have a material impact on our consolidated financial statements.
In August 2014, the FASB issued Accounting Standards Update No. 2014-15, "Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern" ("ASU 2014-15"), to provide guidance on management's responsibility in evaluating whether there is substantial doubt about a company's ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 is effective for us in the first quarter of fiscal year 2017, with early adoption permitted. We do not believe that ASU 2014-15 will have a material impact on our consolidated financial statements.
In June 2014, the FASB issued Accounting Standards Update No. 2014-12, "Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period" ("ASU 2014-12"). ASU 2014-12 requires that a performance target that affects vesting and could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in ASC 718, "Compensation - Stock Compensation," as it relates to such awards. ASU 2014-12 is effective for us in our first quarter of fiscal year 2017 with early adoption permitted using either of two methods: (i) prospective to all awards granted or modified after the effective date; or (ii) retrospective to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter, with the cumulative effect of applying ASU 2014-12 as an adjustment to the opening retained earnings balance as of the beginning of the earliest annual period presented in the financial statements. We do not believe that ASU 2014-12 will have a material impact on our consolidated financial statements.
In May 2014, the FASB issued Accounting Standards Update No. 2014-09, "Revenue from Contracts with Customers: Topic 606" ("ASU 2014-09"), to supersede nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing U.S. GAAP including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for us in our first quarter of fiscal year 2019 using either of two methods: (i) retrospective to each prior reporting period presented with the option to elect certain practical expedients as defined within ASU 2014-09; or (ii) retrospective with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU 2014-09. We are currently evaluating the impact of our pending adoption of ASU 2014-09 on our consolidated financial statements.
In April 2014, the FASB issued Accounting Standards Update No. 2014-08, "Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), to change the criteria for determining which disposals can be presented as discontinued operations and enhanced the related disclosure requirements. ASU 2014-08 is effective for us on a prospective basis in our first quarter of fiscal year 2016 with early adoption permitted for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued. We do not believe that ASU 2014-08 will have a material impact on our consolidated financial statements.